Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2014
Basic and diluted net loss per share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share

	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000
Numerator (RMB'000):

Net (loss)/income attributable to the ordinary shareholders of the Company	(9,291)	28,132	(16,875)
Accretion to convertible redeemable preferred shares redemption value	(22,870)	(262,782)	(1,054,890)
Deemed dividend to Series A preferred shareholders	(540)	(14,402)	—
Deemed dividend to Li Meiping Ordinary shares	(300)	(29,075)	—

Numerator of basic net loss per share - net (loss)/income attributable to ordinary shareholders of the Company	(33,001)	(278,127)	(1,071,765)
Dilutive effect of Preferred Shares	—	—	—

Numerator for diluted loss per share - net loss attributable to ordinary shareholders	(33,001)	(278,127)	(1,071,765)

Denominator (Thousand shares):
Denominator for basic and diluted net loss per share-weighted average number of shares outstanding	42,740	39,930	94,548

Basic net loss per share (RMB)	(0.77)	(6.97)	(11.34)

Diluted net loss per share (RMB)	(0.77)	(6.97)	(11.34)

Schedule of Weighted Average Share Equivalents Excluded From Diluted Net Loss Per Ordinary Share Computation

	For the year ended December 31
	2012	2013	2014

Preferred shares-weighted average (thousands)	25,670	55,930	55,071
Share options-weighted average (thousands)	1,340	2,660	2,703
Warrants -weighted average (thousands)	7,410	5,560	—